Exit, Disposal And Restructuring Activities (Prior Actions Narrative) (Details) (Restructuring Actions Prior To 2009 [Member], USD $) In Millions	12 Months Ended
Jul. 02, 2011
Restructuring Actions Prior To 2009 [Member]
Accrued costs	$ 14
Restructuring adjustments	$ 2